INCOME TAX (Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [line items]
Non-capital losses	$ 164,040	$ 174,195
Provisions	27,574	13,676
Share issue costs	202
Mineral properties, plant and equipment	1,922	238,795
Lease obligation	248
Derivative liabilities		25,808
Capital losses	72,717	5,236
Investments in equity securities and associates	755	1,049
Unrecognized deductible temporary differences	267,458	458,759
Cte d'Ivoire
Income Taxes [line items]
Investments in equity securities and associates	194,384
Peru
Income Taxes [line items]
Investments in equity securities and associates	75,736	88,361
Argentina
Income Taxes [line items]
Investments in equity securities and associates	54,119
Canada
Income Taxes [line items]
Non-capital losses	$ 206,070	200,452
Mexico
Income Taxes [line items]
Non-capital losses		22,997
Investments in equity securities and associates		$ 14,942